Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CALVERT VARIABLE SERIES INC
Entity Central Index Key	0000708950
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000135675
Shareholder Report [Line Items]
Fund Name	Calvert VP SRI Balanced Portfolio
Class Name	Class F
Trading Symbol	CVPSBF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$97	0.89%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000®Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Bond Index):

↓ The Fund’s allocations to fixed-income assets detracted from performance relative to the Index during the period

↓ An overweight position in health insurer Elevance Health Inc. ― sold from the Fund by period-end amid lower-than-expected earnings ― hurt relative returns

↓ Not owning Meta Platforms Inc. ― whose stock price rose on strong advertising revenue and user growth ― hampered Index-relative returns during the period

↓ The use of derivatives related to duration management detracted from returns relative to the Bond Index in the Fund’s fixed-income portfolio during the period

↑ The Fund’s equity and fixed-income portfolios outperformed the Index and the Bond Index, respectively, during the period

↑ The Fund’s overweight exposure to equities ― versus a 60/40 long-term strategic allocation blend ― contributed to Index-relative returns during the period

↑ An overweight position in microchip supplier NVIDIA Corp. helped returns as its stock price surged amid rising business activity in artificial intelligence

↑ Selections in investment-grade securities contributed to performance relative to the Bond Index in the Fund’s fixed-income portfolio during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class F	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$9,856	$9,725	$9,919	$10,210
2/15	$10,191	$10,287	$10,226	$10,114
3/15	$10,144	$10,159	$10,168	$10,161
4/15	$10,191	$10,231	$10,197	$10,124
5/15	$10,287	$10,365	$10,267	$10,100
6/15	$10,144	$10,171	$10,107	$9,990
7/15	$10,191	$10,367	$10,252	$10,059
8/15	$9,713	$9,743	$9,876	$10,045
9/15	$9,522	$9,476	$9,740	$10,113
10/15	$9,904	$10,243	$10,214	$10,114
11/15	$9,904	$10,277	$10,223	$10,088
12/15	$9,754	$10,092	$10,100	$10,055
1/16	$9,418	$9,549	$9,829	$10,193
2/16	$9,418	$9,545	$9,855	$10,266
3/16	$9,899	$10,210	$10,303	$10,360
4/16	$9,995	$10,266	$10,352	$10,400
5/16	$10,091	$10,446	$10,462	$10,402
6/16	$10,091	$10,469	$10,552	$10,589
7/16	$10,331	$10,868	$10,820	$10,656
8/16	$10,379	$10,882	$10,823	$10,644
9/16	$10,331	$10,891	$10,826	$10,638
10/16	$10,139	$10,679	$10,666	$10,556
11/16	$10,331	$11,100	$10,817	$10,307
12/16	$10,475	$11,308	$10,945	$10,321
1/17	$10,576	$11,536	$11,086	$10,341
2/17	$10,777	$11,982	$11,373	$10,411
3/17	$10,777	$11,990	$11,375	$10,406
4/17	$10,828	$12,116	$11,483	$10,486
5/17	$10,979	$12,271	$11,606	$10,567
6/17	$10,979	$12,357	$11,650	$10,556
7/17	$11,130	$12,601	$11,808	$10,601
8/17	$11,130	$12,641	$11,873	$10,696
9/17	$11,231	$12,910	$12,002	$10,645
10/17	$11,369	$13,206	$12,170	$10,652
11/17	$11,525	$13,609	$12,386	$10,638
12/17	$11,629	$13,761	$12,492	$10,687
1/18	$11,940	$14,516	$12,846	$10,564
2/18	$11,680	$13,983	$12,514	$10,464
3/18	$11,525	$13,666	$12,376	$10,531
4/18	$11,525	$13,712	$12,364	$10,452
5/18	$11,732	$14,062	$12,589	$10,527
6/18	$11,784	$14,153	$12,631	$10,514
7/18	$12,096	$14,642	$12,894	$10,516
8/18	$12,355	$15,146	$13,194	$10,584
9/18	$12,307	$15,204	$13,190	$10,516
10/18	$11,785	$14,128	$12,588	$10,433
11/18	$11,959	$14,415	$12,772	$10,495
12/18	$11,320	$13,102	$12,168	$10,688
1/19	$11,959	$14,200	$12,832	$10,801
2/19	$12,191	$14,681	$13,089	$10,795
3/19	$12,481	$14,937	$13,326	$11,003
4/19	$12,830	$15,540	$13,651	$11,005
5/19	$12,597	$14,550	$13,226	$11,201
6/19	$13,120	$15,571	$13,849	$11,341
7/19	$13,352	$15,813	$13,991	$11,366
8/19	$13,410	$15,523	$13,982	$11,661
9/19	$13,410	$15,792	$14,097	$11,599
10/19	$13,518	$16,127	$14,294	$11,634
11/19	$13,763	$16,737	$14,615	$11,628
12/19	$14,068	$17,220	$14,864	$11,620
1/20	$14,191	$17,238	$14,988	$11,843
2/20	$13,579	$15,830	$14,361	$12,056
3/20	$12,233	$13,738	$13,189	$11,985
4/20	$13,334	$15,553	$14,328	$12,198
5/20	$13,763	$16,374	$14,808	$12,255
6/20	$14,068	$16,736	$15,042	$12,332
7/20	$14,741	$17,716	$15,660	$12,517
8/20	$15,353	$19,016	$16,300	$12,416
9/20	$14,986	$18,321	$15,939	$12,409
10/20	$14,735	$17,879	$15,679	$12,353
11/20	$15,696	$19,985	$16,849	$12,475
12/20	$16,145	$20,830	$17,286	$12,492
1/21	$16,016	$20,658	$17,151	$12,402
2/21	$16,337	$21,257	$17,350	$12,223
3/21	$16,465	$22,061	$17,657	$12,071
4/21	$17,170	$23,249	$18,283	$12,166
5/21	$17,234	$23,359	$18,359	$12,206
6/21	$17,490	$23,944	$18,687	$12,291
7/21	$17,810	$24,442	$19,003	$12,429
8/21	$18,066	$25,149	$19,319	$12,405
9/21	$17,490	$23,994	$18,719	$12,298
10/21	$18,187	$25,659	$19,497	$12,294
11/21	$18,053	$25,315	$19,363	$12,331
12/21	$18,521	$26,340	$19,813	$12,299
1/22	$17,518	$24,855	$18,972	$12,034
2/22	$17,318	$24,173	$18,575	$11,900
3/22	$17,585	$24,989	$18,745	$11,569
4/22	$16,448	$22,761	$17,458	$11,130
5/22	$16,382	$22,727	$17,487	$11,202
6/22	$15,646	$20,823	$16,499	$11,026
7/22	$16,448	$22,763	$17,582	$11,296
8/22	$15,980	$21,889	$16,978	$10,977
9/22	$14,977	$19,863	$15,742	$10,502
10/22	$15,429	$21,457	$16,418	$10,366
11/22	$16,189	$22,617	$17,193	$10,748
12/22	$15,657	$21,302	$16,562	$10,699
1/23	$16,265	$22,730	$17,432	$11,028
2/23	$15,885	$22,189	$17,003	$10,743
3/23	$16,417	$22,891	$17,498	$11,016
4/23	$16,569	$23,175	$17,671	$11,083
5/23	$16,493	$23,283	$17,643	$10,962
6/23	$17,101	$24,855	$18,333	$10,923
7/23	$17,405	$25,710	$18,706	$10,915
8/23	$17,329	$25,260	$18,462	$10,846
9/23	$16,645	$24,073	$17,753	$10,570
10/23	$16,365	$23,491	$17,384	$10,403
11/23	$17,529	$25,685	$18,673	$10,874
12/23	$18,227	$26,953	$19,512	$11,291
1/24	$18,537	$27,329	$19,654	$11,260
2/24	$19,158	$28,805	$20,180	$11,101
3/24	$19,545	$29,729	$20,642	$11,203
4/24	$18,847	$28,463	$19,907	$10,920
5/24	$19,778	$29,804	$20,604	$11,105
6/24	$20,476	$30,790	$21,091	$11,210
7/24	$20,709	$31,238	$21,473	$11,472
8/24	$21,174	$31,979	$21,901	$11,637
9/24	$21,484	$32,663	$22,300	$11,793
10/24	$21,273	$32,434	$21,985	$11,500
11/24	$22,076	$34,522	$22,927	$11,622
12/24	$21,675	$33,560	$22,393	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class F	18.91%	9.02%	8.04%
Russell 1000® Index	24.51%	14.26%	12.86%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Balanced Blended Benchmark	14.77%	8.53%	8.39%

AssetsNet	$ 443,471,835
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 1,722,669
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$443,471,835
# of Portfolio Holdings	490
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$1,722,669

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.1%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	3.9%
Asset-Backed Securities	4.6%
Short-Term Investments	7.0%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Corporate Bonds	10.8%
Common Stocks	58.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.8%
Microsoft Corp.	4.4%
Apple, Inc.	4.3%
NVIDIA Corp.	4.1%
Amazon.com, Inc.	3.1%
Alphabet, Inc., Class C	3.1%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.9%
Broadcom, Inc.	2.1%
Baker Hughes Co.	1.4%
Eli Lilly & Co.	1.3%
Total	31.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023784
Shareholder Report [Line Items]
Fund Name	Calvert VP SRI Balanced Portfolio
Class Name	Class I
Trading Symbol	CVPSBI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.64%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000®Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Bond Index):

↓ The Fund’s allocations to fixed-income assets detracted from performance relative to the Index during the period

↓ An overweight position in health insurer Elevance Health Inc. ― sold from the Fund by period-end amid lower-than-expected earnings ― hurt relative returns

↓ Not owning Meta Platforms Inc. ― whose stock price rose on strong advertising revenue and user growth ― hampered Index-relative returns during the period

↓ The use of derivatives related to duration management detracted from returns relative to the Bond Index in the Fund’s fixed-income portfolio during the period

↑ The Fund’s equity and fixed-income portfolios outperformed the Index and the Bond Index, respectively, during the period

↑ The Fund’s overweight exposure to equities ― versus a 60/40 long-term strategic allocation blend ― contributed to Index-relative returns during the period

↑ An overweight position in microchip supplier NVIDIA Corp. helped returns as its stock price surged amid rising business activity in artificial intelligence

↑ Selections in investment-grade securities contributed to performance relative to the Bond Index in the Fund’s fixed-income portfolio during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$9,854	$9,725	$9,919	$10,210
2/15	$10,244	$10,287	$10,226	$10,114
3/15	$10,195	$10,159	$10,168	$10,161
4/15	$10,244	$10,231	$10,197	$10,124
5/15	$10,341	$10,365	$10,267	$10,100
6/15	$10,146	$10,171	$10,107	$9,990
7/15	$10,244	$10,367	$10,252	$10,059
8/15	$9,756	$9,743	$9,876	$10,045
9/15	$9,561	$9,476	$9,740	$10,113
10/15	$9,951	$10,243	$10,214	$10,114
11/15	$9,951	$10,277	$10,223	$10,088
12/15	$9,810	$10,092	$10,100	$10,055
1/16	$9,467	$9,549	$9,829	$10,193
2/16	$9,467	$9,545	$9,855	$10,266
3/16	$9,957	$10,210	$10,303	$10,360
4/16	$10,055	$10,266	$10,352	$10,400
5/16	$10,153	$10,446	$10,462	$10,402
6/16	$10,153	$10,469	$10,552	$10,589
7/16	$10,399	$10,868	$10,820	$10,656
8/16	$10,448	$10,882	$10,823	$10,644
9/16	$10,399	$10,891	$10,826	$10,638
10/16	$10,202	$10,679	$10,666	$10,556
11/16	$10,399	$11,100	$10,817	$10,307
12/16	$10,538	$11,308	$10,945	$10,321
1/17	$10,640	$11,536	$11,086	$10,341
2/17	$10,897	$11,982	$11,373	$10,411
3/17	$10,897	$11,990	$11,375	$10,406
4/17	$10,949	$12,116	$11,483	$10,486
5/17	$11,103	$12,271	$11,606	$10,567
6/17	$11,103	$12,357	$11,650	$10,556
7/17	$11,257	$12,601	$11,808	$10,601
8/17	$11,257	$12,641	$11,873	$10,696
9/17	$11,360	$12,910	$12,002	$10,645
10/17	$11,501	$13,206	$12,170	$10,652
11/17	$11,713	$13,609	$12,386	$10,638
12/17	$11,819	$13,761	$12,492	$10,687
1/18	$12,084	$14,516	$12,846	$10,564
2/18	$11,819	$13,983	$12,514	$10,464
3/18	$11,713	$13,666	$12,376	$10,531
4/18	$11,713	$13,712	$12,364	$10,452
5/18	$11,872	$14,062	$12,589	$10,527
6/18	$11,978	$14,153	$12,631	$10,514
7/18	$12,296	$14,642	$12,894	$10,516
8/18	$12,508	$15,146	$13,194	$10,584
9/18	$12,512	$15,204	$13,190	$10,516
10/18	$11,978	$14,128	$12,588	$10,433
11/18	$12,156	$14,415	$12,772	$10,495
12/18	$11,504	$13,102	$12,168	$10,688
1/19	$12,156	$14,200	$12,832	$10,801
2/19	$12,393	$14,681	$13,089	$10,795
3/19	$12,749	$14,937	$13,326	$11,003
4/19	$13,046	$15,540	$13,651	$11,005
5/19	$12,808	$14,550	$13,226	$11,201
6/19	$13,342	$15,571	$13,849	$11,341
7/19	$13,579	$15,813	$13,991	$11,366
8/19	$13,698	$15,523	$13,982	$11,661
9/19	$13,638	$15,792	$14,097	$11,599
10/19	$13,749	$16,127	$14,294	$11,634
11/19	$14,061	$16,737	$14,615	$11,628
12/19	$14,311	$17,220	$14,864	$11,620
1/20	$14,499	$17,238	$14,988	$11,843
2/20	$13,811	$15,830	$14,361	$12,056
3/20	$12,499	$13,738	$13,189	$11,985
4/20	$13,561	$15,553	$14,328	$12,198
5/20	$14,061	$16,374	$14,808	$12,255
6/20	$14,374	$16,736	$15,042	$12,332
7/20	$15,061	$17,716	$15,660	$12,517
8/20	$15,686	$19,016	$16,300	$12,416
9/20	$15,311	$18,321	$15,939	$12,409
10/20	$15,055	$17,879	$15,679	$12,353
11/20	$16,037	$19,985	$16,849	$12,475
12/20	$16,495	$20,830	$17,286	$12,492
1/21	$16,364	$20,658	$17,151	$12,402
2/21	$16,691	$21,257	$17,350	$12,223
3/21	$16,822	$22,061	$17,657	$12,071
4/21	$17,542	$23,249	$18,283	$12,166
5/21	$17,607	$23,359	$18,359	$12,206
6/21	$17,935	$23,944	$18,687	$12,291
7/21	$18,197	$24,442	$19,003	$12,429
8/21	$18,524	$25,149	$19,319	$12,405
9/21	$17,935	$23,994	$18,719	$12,298
10/21	$18,647	$25,659	$19,497	$12,294
11/21	$18,442	$25,315	$19,363	$12,331
12/21	$18,988	$26,340	$19,813	$12,299
1/22	$17,964	$24,855	$18,972	$12,034
2/22	$17,759	$24,173	$18,575	$11,900
3/22	$18,032	$24,989	$18,745	$11,569
4/22	$16,871	$22,761	$17,458	$11,130
5/22	$16,803	$22,727	$17,487	$11,202
6/22	$16,051	$20,823	$16,499	$11,026
7/22	$16,871	$22,763	$17,582	$11,296
8/22	$16,393	$21,889	$16,978	$10,977
9/22	$15,368	$19,863	$15,742	$10,502
10/22	$15,829	$21,457	$16,418	$10,366
11/22	$16,605	$22,617	$17,193	$10,748
12/22	$16,062	$21,302	$16,562	$10,699
1/23	$16,760	$22,730	$17,432	$11,028
2/23	$16,294	$22,189	$17,003	$10,743
3/23	$16,837	$22,891	$17,498	$11,016
4/23	$16,993	$23,175	$17,671	$11,083
5/23	$16,915	$23,283	$17,643	$10,962
6/23	$17,536	$24,855	$18,333	$10,923
7/23	$17,846	$25,710	$18,706	$10,915
8/23	$17,846	$25,260	$18,462	$10,846
9/23	$17,070	$24,073	$17,753	$10,570
10/23	$16,784	$23,491	$17,384	$10,403
11/23	$18,050	$25,685	$18,673	$10,874
12/23	$18,763	$26,953	$19,512	$11,291
1/24	$19,080	$27,329	$19,654	$11,260
2/24	$19,713	$28,805	$20,180	$11,101
3/24	$20,109	$29,729	$20,642	$11,203
4/24	$19,475	$28,463	$19,907	$10,920
5/24	$20,346	$29,804	$20,604	$11,105
6/24	$21,059	$30,790	$21,091	$11,210
7/24	$21,296	$31,238	$21,473	$11,472
8/24	$21,851	$31,979	$21,901	$11,637
9/24	$22,167	$32,663	$22,300	$11,793
10/24	$21,952	$32,434	$21,985	$11,500
11/24	$22,771	$34,522	$22,927	$11,622
12/24	$22,443	$33,560	$22,393	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	19.61%	9.41%	8.41%
Russell 1000® Index	24.51%	14.26%	12.86%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Balanced Blended Benchmark	14.77%	8.53%	8.39%

AssetsNet	$ 443,471,835
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 1,722,669
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$443,471,835
# of Portfolio Holdings	490
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$1,722,669

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.1%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	3.9%
Asset-Backed Securities	4.6%
Short-Term Investments	7.0%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Corporate Bonds	10.8%
Common Stocks	58.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.8%
Microsoft Corp.	4.4%
Apple, Inc.	4.3%
NVIDIA Corp.	4.1%
Amazon.com, Inc.	3.1%
Alphabet, Inc., Class C	3.1%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.9%
Broadcom, Inc.	2.1%
Baker Hughes Co.	1.4%
Eli Lilly & Co.	1.3%
Total	31.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023790
Shareholder Report [Line Items]
Fund Name	Calvert VP SRI Mid Cap Portfolio
Trading Symbol	CVPSMC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert VP SRI Mid Cap Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Calvert VP SRI Mid Cap Portfolio	$104	0.99%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the  Russell Midcap® Index (the Index):

↓ Security selections by the Fund ― especially in the industrials and health care sectors ― detracted from performance relative to the Index during the period

↓ Sector allocations ― particularly a lack of exposure to the energy sector and an underweight exposure to financials ― detracted from Index-relative returns

↓ An allocation to Quaker Chemical Corp., a developer of industrial chemical products, hurt returns as soft demand led to declines in company sales and prices

↓ The Fund’s allocation to Teleflex Inc., a medical technology company, detracted from returns relative to the Index as the loss of a major customer and declining market share for one key product cut into revenues during the period

↑ In contrast, security selections in the consumer discretionary and consumer staples sectors contributed to returns relative to the Index during the period

↑ The Fund’s allocation to Dorman Products Inc., a maker of aftermarket auto parts, helped returns as the company posted strong revenue and earnings growth

↑ An allocation to Motorola Solutions Inc., a maker of communications and security equipment, aided returns amid better-than-expected earnings and revenue growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Calvert VP SRI Mid Cap Portfolio	S&P 500® Index	Russell Midcap® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,825	$9,700	$9,844
2/15	$10,690	$10,257	$10,389
3/15	$10,862	$10,095	$10,395
4/15	$10,697	$10,192	$10,301
5/15	$10,814	$10,323	$10,452
6/15	$10,862	$10,123	$10,235
7/15	$10,899	$10,335	$10,311
8/15	$10,160	$9,712	$9,767
9/15	$9,946	$9,471	$9,416
10/15	$10,362	$10,270	$9,999
11/15	$10,193	$10,301	$10,025
12/15	$9,672	$10,138	$9,756
1/16	$9,220	$9,635	$9,117
2/16	$9,264	$9,622	$9,220
3/16	$9,947	$10,275	$9,975
4/16	$9,610	$10,315	$10,081
5/16	$9,716	$10,500	$10,246
6/16	$9,635	$10,527	$10,293
7/16	$9,884	$10,915	$10,762
8/16	$9,915	$10,931	$10,736
9/16	$9,791	$10,933	$10,757
10/16	$9,632	$10,733	$10,416
11/16	$10,184	$11,131	$10,978
12/16	$10,372	$11,351	$11,102
1/17	$10,451	$11,566	$11,370
2/17	$10,718	$12,025	$11,692
3/17	$10,660	$12,039	$11,674
4/17	$10,739	$12,163	$11,764
5/17	$10,872	$12,334	$11,871
6/17	$10,898	$12,411	$11,989
7/17	$10,998	$12,667	$12,166
8/17	$10,847	$12,705	$12,071
9/17	$11,124	$12,967	$12,406
10/17	$11,226	$13,270	$12,613
11/17	$11,472	$13,677	$13,037
12/17	$11,581	$13,829	$13,158
1/18	$11,972	$14,621	$13,654
2/18	$11,519	$14,082	$13,090
3/18	$11,610	$13,724	$13,098
4/18	$11,711	$13,777	$13,078
5/18	$12,063	$14,108	$13,375
6/18	$12,183	$14,195	$13,467
7/18	$12,498	$14,724	$13,802
8/18	$12,835	$15,203	$14,231
9/18	$12,820	$15,290	$14,140
10/18	$11,833	$14,245	$12,965
11/18	$12,248	$14,535	$13,284
12/18	$11,068	$13,223	$11,966
1/19	$12,027	$14,282	$13,257
2/19	$12,619	$14,741	$13,827
3/19	$12,732	$15,027	$13,945
4/19	$13,247	$15,636	$14,476
5/19	$12,643	$14,642	$13,587
6/19	$13,420	$15,674	$14,521
7/19	$13,835	$15,899	$14,728
8/19	$13,650	$15,648	$14,309
9/19	$13,698	$15,940	$14,590
10/19	$13,713	$16,286	$14,744
11/19	$14,239	$16,877	$15,271
12/19	$14,539	$17,386	$15,621
1/20	$14,610	$17,379	$15,496
2/20	$13,368	$15,949	$14,150
3/20	$11,135	$13,979	$11,392
4/20	$12,364	$15,771	$13,028
5/20	$12,966	$16,522	$13,944
6/20	$13,120	$16,850	$14,196
7/20	$13,867	$17,801	$15,029
8/20	$14,429	$19,080	$15,557
9/20	$14,203	$18,355	$15,255
10/20	$14,243	$17,867	$15,352
11/20	$15,612	$19,823	$17,474
12/20	$16,320	$20,585	$18,292
1/21	$16,024	$20,377	$18,244
2/21	$16,790	$20,939	$19,260
3/21	$17,134	$21,856	$19,781
4/21	$17,842	$23,022	$20,789
5/21	$17,909	$23,183	$20,956
6/21	$18,020	$23,724	$21,265
7/21	$18,182	$24,288	$21,428
8/21	$18,613	$25,026	$21,973
9/21	$17,699	$23,863	$21,068
10/21	$18,432	$25,534	$22,321
11/21	$17,846	$25,357	$21,544
12/21	$18,773	$26,494	$22,424
1/22	$17,115	$25,123	$20,772
2/22	$17,160	$24,371	$20,622
3/22	$17,505	$25,276	$21,150
4/22	$16,178	$23,071	$19,521
5/22	$15,957	$23,114	$19,537
6/22	$14,645	$21,206	$17,587
7/22	$16,007	$23,161	$19,323
8/22	$15,151	$22,217	$18,717
9/22	$13,813	$20,170	$16,982
10/22	$14,817	$21,804	$18,489
11/22	$15,703	$23,022	$19,600
12/22	$15,115	$21,696	$18,541
1/23	$16,298	$23,059	$20,081
2/23	$15,895	$22,496	$19,594
3/23	$15,935	$23,322	$19,293
4/23	$15,968	$23,686	$19,191
5/23	$15,459	$23,789	$18,655
6/23	$16,338	$25,361	$20,211
7/23	$16,748	$26,176	$21,013
8/23	$16,232	$25,759	$20,284
9/23	$15,254	$24,531	$19,265
10/23	$14,595	$24,015	$18,303
11/23	$16,046	$26,208	$20,176
12/23	$16,874	$27,399	$21,735
1/24	$16,689	$27,859	$21,426
2/24	$17,417	$29,347	$22,623
3/24	$18,034	$30,291	$23,604
4/24	$17,053	$29,054	$22,329
5/24	$17,517	$30,494	$22,966
6/24	$17,404	$31,589	$22,814
7/24	$18,159	$31,973	$23,889
8/24	$18,703	$32,749	$24,373
9/24	$18,875	$33,448	$24,915
10/24	$18,439	$33,145	$24,781
11/24	$19,805	$35,090	$26,967
12/24	$18,599	$34,254	$25,070

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Calvert VP SRI Mid Cap Portfolio	10.22%	5.04%	6.40%
S&P 500® Index	25.02%	14.51%	13.09%
Russell Midcap® Index	15.34%	9.91%	9.62%

AssetsNet	$ 25,440,015
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 139,609
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,440,015
# of Portfolio Holdings	60
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$139,609

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.9%
Consumer Staples	4.4%
Materials	4.8%
Utilities	5.0%
Real Estate	7.6%
Health Care	9.4%
Information Technology	12.8%
Consumer Discretionary	15.3%
Financials	16.5%
Industrials	23.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Copart, Inc.	3.1%
Tradeweb Markets, Inc., Class A	3.1%
Wyndham Hotels & Resorts, Inc.	3.0%
Motorola Solutions, Inc.	3.0%
AMETEK, Inc.	2.8%
O'Reilly Automotive, Inc.	2.7%
AptarGroup, Inc.	2.7%
Dorman Products, Inc.	2.7%
Equity LifeStyle Properties, Inc.	2.7%
Core & Main, Inc., Class A	2.6%
Total	28.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745